Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Amortized cost of fixed maturity securities available-for-sale	$ 168,361	$ 173,604
Fixed maturity securities relating to variable interest entities	175,686	188,911
Cost of equity securities available-for-sale	1,985	1,926
Actively traded securities	404	654
Trading and fair value option securities relating to variable interest entities	431	705
Mortgage loans valuation allowances	257	258
Mortgage loans, under fair value option	53,722	49,059
Real estate and real estate joint ventures relating to variable interest entities	6,008	7,874
Real estate held-for-sale	42	78
Other limited partnership interests relating to variable interest entities	4,088	4,926
Other invested assets relating to variable interest entities	16,869	14,209
Cash and cash equivalents relating to variable interest entities	4,651	1,993
Accrued investment income relating to variable interest entities	2,250	2,293
Premiums, reinsurance and other receivables relating to variable interest entities	23,722	23,439
Other assets relating to variable interest entities	4,397	4,469
Liabilities
Long-term debt, at estimated fair value, relating to variable interest entities	1,715	2,027
Other liabilities relating to variable interest entities	$ 32,755	$ 33,447
Metropolitan Life Insurance Company stockholder’s equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	494,466,664	494,466,664
Common stock, shares outstanding	494,466,664	494,466,664
Residential mortgage loans — FVO
Assets
Mortgage loans, under fair value option	$ 314	$ 308
Variable interest entities
Assets
Fixed maturity securities relating to variable interest entities	103	160
Trading and fair value option securities relating to variable interest entities	13	15
Real estate and real estate joint ventures relating to variable interest entities	0	8
Other limited partnership interests relating to variable interest entities	27	34
Other invested assets relating to variable interest entities	43	56
Cash and cash equivalents relating to variable interest entities	1	2
Accrued investment income relating to variable interest entities	1	3
Premiums, reinsurance and other receivables relating to variable interest entities	2	2
Other assets relating to variable interest entities	3	4
Liabilities
Long-term debt, at estimated fair value, relating to variable interest entities	61	91
Other liabilities relating to variable interest entities	$ 2	$ 17